American Century Investments®
Quarterly Portfolio Holdings
American Century® Focused Large Cap Value ETF (FLV)
May 31, 2026

Focused Large Cap Value ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 1.3%
RTX Corp.	25,492	4,579,893
Banks — 6.8%
Commerce Bancshares, Inc.	95,814	5,003,407
JPMorgan Chase & Co.	35,761	10,703,625
Truist Financial Corp.	178,711	8,615,657
		24,322,689
Beverages — 2.4%
PepsiCo, Inc.	60,352	8,702,155
Building Products — 3.3%
A.O. Smith Corp.	127,026	7,204,915
Owens Corning	34,677	4,363,060
		11,567,975
Capital Markets — 5.9%
Ameriprise Financial, Inc.	8,651	3,855,837
Blackrock, Inc.	9,792	10,251,049
Charles Schwab Corp.	80,353	7,018,835
		21,125,721
Chemicals — 1.3%
PPG Industries, Inc.	41,642	4,704,713
Communications Equipment — 4.0%
Cisco Systems, Inc.	63,468	7,642,817
F5, Inc.(1)	16,972	6,507,913
		14,150,730
Construction Materials — 2.0%
Amrize Ltd.(1)	129,490	7,042,961
Consumer Staples Distribution & Retail — 1.2%
Target Corp.	33,402	4,244,392
Containers and Packaging — 2.3%
Packaging Corp. of America	36,869	8,070,993
Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	87,068	4,162,721
Electric Utilities — 3.5%
Duke Energy Corp.	100,736	12,363,329
Electrical Equipment — 1.3%
Rockwell Automation, Inc.	9,916	4,472,711
Electronic Equipment, Instruments and Components — 1.3%
TE Connectivity PLC	21,590	4,607,522
Energy Equipment and Services — 2.0%
Baker Hughes Co.	111,585	7,128,050
Financial Services — 3.5%
Berkshire Hathaway, Inc., Class B(1)	26,403	12,527,695
Food Products — 2.0%
Mondelez International, Inc., Class A	114,687	7,015,404
Gas Utilities — 1.5%
Atmos Energy Corp.	31,766	5,372,583
Ground Transportation — 1.9%
Norfolk Southern Corp.	22,592	6,889,656

Health Care Equipment and Supplies — 5.6%
Becton Dickinson & Co.	76,266	11,220,254
Medtronic PLC	117,685	8,686,330
		19,906,584
Health Care Providers and Services — 3.7%
Henry Schein, Inc.(1)	76,819	5,882,799
UnitedHealth Group, Inc.	19,236	7,315,643
		13,198,442
Household Durables — 1.1%
PulteGroup, Inc.	33,777	3,991,766
Household Products — 3.9%
Colgate-Palmolive Co.	64,824	5,842,587
Kimberly-Clark Corp.	80,510	7,857,776
		13,700,363
Industrial Conglomerates — 2.1%
Honeywell International, Inc.	31,424	7,474,513
Insurance — 5.9%
Marsh & McLennan Cos., Inc.	99,394	15,900,058
Reinsurance Group of America, Inc.	24,950	5,008,463
		20,908,521
Interactive Media and Services — 2.9%
Alphabet, Inc., Class A	26,620	10,124,651
Life Sciences Tools and Services — 1.9%
IQVIA Holdings, Inc.(1)	37,019	6,745,232
Machinery — 1.5%
PACCAR, Inc.	49,390	5,451,174
Oil, Gas and Consumable Fuels — 6.6%
Chevron Corp.	48,378	8,827,050
ONEOK, Inc.	113,066	9,490,760
TotalEnergies SE	58,488	5,107,172
		23,424,982
Personal Care Products — 3.0%
Estee Lauder Cos., Inc., Class A	27,467	2,443,189
Unilever PLC, ADR	146,331	8,260,385
		10,703,574
Pharmaceuticals — 4.6%
Johnson & Johnson	48,203	10,861,582
Sanofi SA, ADR	124,289	5,427,701
		16,289,283
Semiconductors and Semiconductor Equipment — 5.7%
Analog Devices, Inc.	21,446	8,875,427
NXP Semiconductors NV	16,412	5,273,996
QUALCOMM, Inc.	24,149	6,061,882
		20,211,305
Software — 2.2%
Microsoft Corp.	17,111	7,704,057
TOTAL COMMON STOCKS (Cost $304,992,723)		352,886,340
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $2,449,776)	2,449,776	2,449,776
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $307,442,499)		355,336,116
OTHER ASSETS AND LIABILITIES — (0.1)%		(324,091)
TOTAL NET ASSETS — 100.0%		$355,012,025

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.